Cover	Jul. 08, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 14, 2025, Black Hawk Acquisition Corp, a Cayman Islands exempted company (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing, among other things, the results of the extraordinary general meeting of shareholder (the “Extraordinary General Meeting”) held on July 8, 2025. This Current Report on Form 8-K/A is filing as an amendment to the Original Form 8-K solely to clarify the disclosure under Item 8.01 and to include information regarding the total number of ordinary shares issued and outstanding following the Redemption, which is 4,153,577 ordinary shares. Except as stated herein, this Current Report on Form 8-K/A does not reflect events occurring after the filing of the Original Form 8-K on July 14, 2025 and no attempt has been made to this Current Report on Form 8-K/A to modify or update other disclosures as presented in the Original Form 8-K. Accordingly, this Form 8-K/A should be read in conjunction with the Original Form 8-K and our filings with the SEC subsequent to the filing of the Original Form 8-K. The Item 8.01 of the Original Form 8-K is hereby amended and replaced with the following disclosure:
Document Period End Date	Jul. 08, 2025
Entity File Number	001-41984
Entity Registrant Name	Black Hawk Acquisition Corporation
Entity Central Index Key	0002000775
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4125 Blackhawk Plaza Circle
Entity Address, Address Line Two	Suite 166
Entity Address, City or Town	Danville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94506
City Area Code	(952)
Local Phone Number	217-4482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one-fifth of one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one-fifth of one right
Trading Symbol	BKHAU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	BKHA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one ordinary share
Trading Symbol	BKHAR
Security Exchange Name	NASDAQ